Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 3,949,624	$ 2,035,416
Cost of sales	(2,518,980)	(1,195,695)
Gross profit	1,430,645	839,721
Operating Expenses:
Other taxes	283,374	61,938
Payroll	435,574	432,521
Contract labor		144,131
Rent	118,355	42,434
Other general and administrative expenses	179,921	68,964
Operating income	413,420	89,732
Other income (expense):
Interest expense	(49,001)	(14,207)
Other receivable write off- related party	(390,000)
Total Other income (expense):	(439,001)	(14,207)
Income before income taxes	(25,581)	75,525
Income taxes	(303,679)	(19,646)
Net income	(329,260)	55,880
Other comprehensive income (expense)
Foreign currency translation adjustment	(9,049)	(4,966)
Comprehensive income	$ (338,309)	$ 50,914
Basic and fully diluted net income (loss) per common share:	$ (3.95)
Weighted average common shares outstanding	83,333